Net investment in sales-type leases	6 Months Ended
Jun. 30, 2012
Leases [Abstract]
Net Investment in Sales-Type Leases
Net investment in sales-type leases

The Company has sales-type leases with a term of three years. Sales-type lease receivables are collateralized by the underlying equipment. The components of our net investment in sales-type leases are as follows (in thousands):

	December 31,	December 31,	June 30,
	2010	2011	2012
			(unaudited)
Net minimum lease payments to be received	$—	$—	$1,588
Less unearned interest income portion	—	—	(151)
Net investment in sales-type leases	—	—	1,437
Less current portion	—	—	(498)
Non-current net investment in sales-type leases	$—	$—	$939

There were no allowances for doubtful accounts for each of the years ended December 31, 2010 or 2011, or for the six months ended June 30, 2012 (unaudited).
The minimum lease payments under sales-type leases as of June 30, 2012 (unaudited) were as follows (in thousands):

2012 (remaining six months)	$289
2013	578
2014	578
2015	143
2016 and thereafter	—
Total	$1,588